Notes Payable to Third Parties - Schedule of Notes Payable to Third Parties (Details) - USD ($)		Mar. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Notes payable to third parties, total		$ 59,553		$ 37,574
Convertible Promissory Note One [Member]
Notes payable to third parties, total		47,013	[1]	33,151	[1]	[2]
Convertible Promissory Note Two [Member]
Notes payable to third parties, total		7,514	[3]	4,048	[3]	[4]
Convertible Promissory Note Three [Member]
Notes payable to third parties, total	[5]	4,438
Convertible Promissory Note Four [Member]
Notes payable to third parties, total	[6]	213
Promissory Note [Member]
Notes payable to third parties, total		$ 375		$ 375

[1]	On May 25, 2017, the Company executed a Convertible Note (the "Convertible Note") payable to Emet Capital Partners, LLC, ("EMET") in the principal amount of $55,000 in exchange for $50,000 cash. The Convertible Note is convertible, in whole or in part, at any time and from time to time before maturity (May 25, 2018) at the option of the holder at the Variable Conversion Price, which shall mean the lesser of (i) $0.25 (the "Fixed Conversion Price"); or (ii) 50% multiplied by the Market Price (as defined). "Market Price" means the lowest Trading Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date. The Convertible Note has a term of one (1) year and bears interest at 5% annually. As part of the transaction, EMET was also issued a warrant granting the holder the right to purchase up to 440,000 shares of the Company's common stock at an exercise price of $.50 for a term of 5-years. As part of the Convertible Note, the Company executed a Registration Rights Agreement (the "RRA") dated May 25, 2017. Among other things, the RRA provided for the Company to file a Registration Statement with the SEC covering the resale of shares underlying the Convertible Note and the warrant and to have declared effective such Registration Statement. The Registration Statement was declared effective by the Securities and Exchange Commission on August 31, 2017. Please see NOTE F - DERIVATIVE LIABILITY for further information.
[2]	On May 25, 2017, the Company executed a Convertible Note (the “Convertible Noteâ€?) payable to Emet Capital Partners, LLC, (“EMETâ€?) in the principal amount of $55,000 in exchange for $50,000 cash. The Convertible Note is convertible, in whole or in part, at any time and from time to time before maturity (May 25, 2018) at the option of the holder at the Variable Conversion Price, which shall mean the lesser of (i) $0.25 (the “Fixed Conversion Priceâ€?); or (ii) 50% multiplied by the Market Price (as defined). “Market Priceâ€? means the lowest Trading Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date. The Convertible Note has a term of one (1) year and bears interest at 5% annually. As part of the transaction, EMET was also issued a warrant granting the holder the right to purchase up to 440,000 shares of the Company’s common stock at an exercise price of $.50 for a term of 5-years. As part of the Convertible Note, the Company executed a Registration Rights Agreement (the “RRAâ€?) dated May 25, 2017. Among other things, the RRA provided for the Company to file a Registration Statement with the SEC covering the resale of shares underlying the Convertible Note and the warrant and to have declared effective such Registration Statement. The Registration Statement was declared effective by the Securities and Exchange Commission on August 31, 2017. Please see NOTE G - DERIVATIVE LIABILITY for further information.
[3]	On September 14, 2017, the Company executed a Convertible Note (the "Convertible Note") payable to Emet Capital Partners, LLC, ("EMET") in the principal amount of $13,750 in exchange for $12,500 cash. The Convertible Note is convertible, in whole or in part, at any time and from time to time before maturity (September 14, 2018) at the option of the holder at the Variable Conversion Price, which shall mean the lesser of (i) $0.25 (the "Fixed Conversion Price"); or (ii) 50% multiplied by the Market Price (as defined). "Market Price" means the lowest Trading Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date. The Convertible Note has a term of one (1) year and bears interest at 5% annually. As part of the transaction, EMET was also issued a warrant granting the holder the right to purchase up to 110,000 shares of the Company's common stock at an exercise price of $.50 for a term of 5-years. Please see NOTE F - DERIVATIVE LIABILITY for further information.
[4]	On September 14, 2017, the Company executed a Convertible Note (the “Convertible Noteâ€?) payable to Emet Capital Partners, LLC, (“EMETâ€?) in the principal amount of $13,750 in exchange for $12,500 cash. The Convertible Note is convertible, in whole or in part, at any time and from time to time before maturity (September 14, 2018) at the option of the holder at the Variable Conversion Price, which shall mean the lesser of (i) $0.25 (the “Fixed Conversion Priceâ€?); or (ii) 50% multiplied by the Market Price (as defined). “Market Priceâ€? means the lowest Trading Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date. The Convertible Note has a term of one (1) year and bears interest at 5% annually. As part of the transaction, EMET was also issued a warrant granting the holder the right to purchase up to 110,000 shares of the Company’s common stock at an exercise price of $.50 for a term of 5-years. Please see NOTE G - DERIVATIVE LIABILITY for further information.
[5]	On January 9, 2018, the Company executed a Convertible Note (the "Convertible Note") payable to Emet Capital Partners, LLC, ("EMET") in the principal amount of $20,000 in exchange for entry into a Waiver Agreement pertaining to the Securities Purchase Agreements entered into between the Parties dated May 25, 2017 and September 14, 2017 along with a Convertible Note issued by the Company on each of the same dates. The Company received $0 cash from issuance of the Convertible Note. The Convertible Note is convertible, in whole or in part, at any time and from time to time before maturity (January 9, 2019) at the option of the holder at the Variable Conversion Price, which shall mean the lesser of (i) $0.25 (the "Fixed Conversion Price"); or (ii) 50% multiplied by the Market Price (as defined). "Market Price" means the lowest Trading Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date. The Convertible Note has a term of one (1) year and bears interest at 5% annually. Please see NOTE F - DERIVATIVE LIABILITY for further information.
[6]	On March 28, 2018, the Company made an Allonge to the Convertible Debenture due September 14, 2018 (hereinafter the "Allonge") to Emet Capital Partners, LLC. The Principal Amount as stated on the face of the Debenture shall be increased to $25,850 ($13,750 - original Principal Amount of the Debenture + $12,100 Allonge. The amendment to the Principal Amount due and owing on the Debenture described herein notwithstanding, the Holder does not waive interest that may have accrued at a default rate of interest and liquidated damages, if any, that may have accrued on the Debenture through the date of this Allonge, which default interest and liquidated damages, if any, remain outstanding and payable. As part of the transaction, EMET was also issued a warrant granting the holder the right to purchase up to 98,600 shares of the Company's common stock at an exercise price of $.50 for a term of 5-years. Please see NOTE F - DERIVATIVE LIABILITY for further information.